Accounts receivable, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Trade accounts receivable	$ 3,786,213	$ 4,220,194
Less: Allowance for expected credit losses	(332,334)	(360,701)
Total accounts receivable, net	$ 3,453,879	$ 3,859,493